SBS Technologies, Inc.
2400 Louisiana Blvd. NE AFC Building 5, Suite 600
Albuquerque, New Mexico    87110

September 13, 2004

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the fiscal year ended June 30, 2004.

Sincerely,

SBS Technologies, Inc.

Shawn Stomp
Director of Financial Reporting and Compliance